Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance Impact On Balance Sheet
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2022	2021
	(in thousands)
Reinsurance recoverables(1)	$3,098,248	$3,175,195
Policy loans	(22,999)	(22,028)
Deferred policy acquisition costs(1)	(646,737)	(691,795)
Deferred sales inducements(1)	(38,146)	(41,346)
Market risk benefit assets(1)	478,439	868,810
Other assets(1)	42,265	44,226
Market risk benefit liabilities(1)	80,185	71,896
Other liabilities(1)	115,351	147,160

Reinsurance Recoverables By Counterparty
Reinsurance recoverables by counterparty as of December 31, were as follows:

	2022	2021
	(in thousands)
Prudential Insurance(1)	$456,633	$484,807
PAR U(1)	1,575,260	1,385,187
PARCC(1)	464,142	510,618
PAR Term(1)	258,169	329,514
Term Re(1)	232,796	313,481
DART(1)	73,702	105,596
Pruco Life(1)	34,720	40,804
Unaffiliated	2,826	5,188
Total reinsurance recoverables(1)	$3,098,248	$3,175,195
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Reinsurance Impact On Income Statement
Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021	2020
	(in thousands)
Premiums:
Direct(1)	$245,525	$249,162	$249,426
Ceded(1)	(211,817)	(220,413)	(227,766)
Net premiums(1)	33,708	28,749	21,660
Policy charges and fee income:
Direct(1)	370,855	395,576	407,449
Ceded(1)(2)	(313,121)	(323,414)	(333,247)
Net policy charges and fee income(1)	57,734	72,162	74,202
Net investment income:
Direct	99,164	101,279	83,800
Ceded	(772)	(788)	(805)
Net investment income	98,392	100,491	82,995
Asset administration fees:
Direct	38,061	44,882	39,773
Ceded	(29,581)	(36,007)	(33,029)
Net asset administration fees	8,480	8,875	6,744
Realized investment gains (losses), net:
Direct(1)	12,855	465	(324,737)
Ceded(1)	980	50	326,608
Realized investment gains (losses), net(1)	13,835	515	1,871
Change in value of market risk benefits, net of related hedging gain (loss):
Direct(1)	256,613	448,327	0
Ceded(1)	(398,659)	(408,657)	0
Net change in value of market risk benefits, net of related hedging gain (loss)(1)	(142,046)	39,670	0
Policyholders’ benefits (including change in reserves):
Direct(1)	472,033	391,308	470,557
Ceded(1)(3)	(443,844)	(350,529)	(428,670)
Net policyholders’ benefits (including change in reserves)(1)	28,189	40,779	41,887
Change in estimates of liability for future policy benefits:
Direct(1)	208,188	14,590	0
Ceded(1)	(191,557)	(11,771)	0
Net change in estimates of liability for future policy benefits(1)	16,631	2,819	0
Interest credited to policyholders’ account balances:
Direct(1)	82,469	73,809	75,609
Ceded(1)	(34,891)	(30,805)	(31,513)
Net interest credited to policyholders’ account balances	47,578	43,004	44,096
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(1)	$(128,013)	$(135,863)	$(176,420)
(1)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Includes $(5) million of unaffiliated activity for each of the years ended December 31, 2022 and 2021, and $(4) million for 2020.
(3)Includes $2 million, $(2) million and $(1) million of unaffiliated activity for the years ended December 31, 2022, 2021 and 2020, respectively.

Gross and Net Life Insurance in Force
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2022	2021	2020
	(in thousands)
Direct gross life insurance face amount in force	$154,382,891	$156,103,597	$154,173,267
Reinsurance ceded	(140,370,532)	(140,856,353)	(139,478,523)
Net life insurance face amount in force	$14,012,359	$15,247,244	$14,694,744